SIMT MULTI-ASSET INCOME FUND
SIMT MULTI-ASSET INCOME FUND

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund (the "Fund")

Supplement dated October 14, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014, as previously supplemented on April 1, 2014, and July 25, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in Principal Investment Strategies Language

In the Fund's "Principal Investment Strategies" section, the third to last paragraph is hereby deleted and replaced with the following:

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps to obtain the Fund's desired exposure to an asset class or for return enhancement or hedging purposes. Futures contracts and forward contracts may be used to synthetically obtain exposure to securities or baskets of securities. The Fund may use total return swaps to efficiently obtain exposure to segments of the equity or fixed income markets when other means of obtaining exposure, such as through an ETF, are suboptimal. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. The Fund may write (sell) covered call options or put options on a security or a basket of securities. The purchaser of the covered call will pay the Fund a premium for undertaking the obligations under the option contract. The written option may also provide a partial hedge to another position of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE